Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets

13. Intangible assets

	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2022	455	514,420	514,875
Additions - acquired separately	—	19,852	19,852
At December 31, 2022	455	534,272	534,727
Additions - acquired separately	—	104,717	104,717
At December 31, 2023	455	638,989	639,444
Accumulated amortization
At January 1, 2022	(409)	(22,166)	(22,575)
Charge for the year	(23)	(18,603)	(18,626)
At December 31, 2022	(432)	(40,769)	(41,201)
Charge for the year	(22)	(5,628)	(5,650)
At December 31, 2023	(454)	(46,397)	(46,851)
Accumulated impairment loss
At January 1, 2022	—	—	—
Charge for the year	—	(427,314)	(427,314)
At December 31, 2022	—	(427,314)	(427,314)
Charge for the year	—	—	—
At December 31, 2023	—	(427,314)	(427,314)
Net carrying amount
At December 31, 2023	1	165,278	165,279
At December 31, 2022	23	66,189	66,212

The recoverable amount of copyrights of RMB 165,279 and RMB66,189 as at December 31, 2023 and 2022.

As of December 31, 2022, there were indications of impairment and there are signs of impairment in the Group’s intangible assets. As of December 31, 2023, there was no indication that there are signs of impairment in the Group’s intangible assets.

The recoverable amount of copyrights of RMB 165,279 as at December 31, 2023 has been determined based on a value in use calculation using cash flow projections directly associated with copyrights business from financial budgets covering a five-year period. It was concluded that the carrying amount did not exceed the value in use. As a result of this analysis, management has not recognised impairment charge.

As of December 31, 2022, it was concluded that the carrying amount exceed the value in use. As a result of this analysis, management has recognised an impairment charge of RMB427,314 in the year 2022. The impairment charge is recorded within other losses in the statement of profit or loss.